Related Party Transactions	12 Months Ended
Dec. 31, 2021
17. Related Party Transactions
Related Party Transactions
17.

RELATED PARTY

TRANSACTIONS
In the ordinary course of business, Emera provides energy

and other services and enters into
transactions with its subsidiaries, associates and other

related companies on terms similar to those
offered to non-related parties. Intercompany balances

and intercompany transactions have been
eliminated on consolidation, except for the net profit on

certain transactions between non-regulated and
regulated entities in accordance with accounting standards

for rate-regulated entities. All material
amounts are under normal interest and credit terms.

Significant transactions

between Emera and its associated companies are as follow

s:
●

Transactions between NSPI and NSPML

related to the Maritime Link assessment are reported

in the
Consolidated Statements of Income. NSPI’s expense

is reported in Regulated fuel for generation and
purchased power, totalling

$
149

million for the year ended December 31, 2021 (2020 - $
139

million).
NSPML is accounted for as an equity investment and therefore,

the corresponding earnings related to
this revenue are reflected in Income from equity investments.
Natural gas transportation capacity purchases from M&NP

are reported in the Consolidated
Statements of Income. Purchases from M&NP reported

net in Operating revenues, Non-regulated,
totalled $ 19

million for the year ended December 31, 2021 (2020
- $ 18

million).
There were no significant receivables or payables between

Emera and its associated companies reported
on Emera’s Consolidated Balance Sheets as at December

31, 2021 and at December 31, 2020.